PRACTUS

March 30, 2022

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: WP Trust (the “Trust”) (File Nos. 333-206306 and 811-23086)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on March 28, 2022 (Accession No. 0001413042-22-000282) for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund, the WP Income Plus Fund and the WP Large Cap Income Plus Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com